Financial Instruments - Summary of Disclosure in Tabular Form of Open Currency Forward Contracts (Parentheticals) (Detail) - Cash flow hedges [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge net assets fair value	$ 0.3	$ 0.2
Cash flow hedge net liabilities fair value			$ 0.8	$ 1.5